Stock-Based Compensation - Schedule of restricted stock unit activity (Details) - Unvested restricted stock units - $ / shares		3 Months Ended
	Feb. 10, 2021	Mar. 31, 2021
Number of Awards
Beginning balance (in shares)		313,976
Vested (in shares)	(288,494)	(313,976)
Weighted- Average Grant Date Fair Value per Share
Beginning balance (in dollars per share)		$ 4.30
Vested (in dollars per share)		$ 4.30